SEGMENT INFORMATION (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total Revenues	$ 8,797,000	$ 15,801,000	$ 18,037,000	$ 34,650,000	$ 52,015,000	$ 42,120,000
Cost of Goods Sold	4,197,000	7,714,000	8,742,000	20,450,000	35,118,000	31,101,000
Selling, General & Administrative Expenses	8,071,000	18,160,000	13,668,000	36,091,000	54,156,000	46,314,000
(Gain) Loss on Disposal of Assets	(1,739,000)	541,000	(1,739,000)	343,000	(7,194,000)	(3,133,000)
Impairment Expense	0	55,726,000	0	55,726,000	163,698,000	6,171,000
Income (Loss) from Operations	(1,732,000)	(66,340,000)	(2,634,000)	(77,960,000)	(193,763,000)	(38,333,000)
Interest Income (Expense)	(187,000)	(438,000)	(1,211,000)	(2,204,000)	(4,173,000)	(1,775,000)
Gain on Settlement of Liabilities	110,000	0	(110,000)	0	0	5,337,000
Gain on Extinguishment of Debt			3,026,000	542,000	542,000
Gross Profit	4,600,000	8,087,000	9,295,000	14,200,000	16,897,000	11,019,000
Unrealized Gain on Investments	0	963,000	0	963,000	(210,000)	0
Realized Loss on Investments			(61,000)	0		5,337,000
Other Income expense	242,000	230,000	271,000	858,000	1,550,000	(433,000)
Total Other Income, Net	165,000	755,000	2,135,000	159,000	(1,871,000)	(2,847,000)
Loss from Continuing Operations Before Provision for Income Taxes	(1,567,000)	(65,585,000)	(499,000)	(77,801,000)	(195,634,000)	(41,180,000)
Total Assets (Liabilities)	38,260,000	180,255,000	38,260,000	180,255,000	40,508,000	271,824,000
Gross Profit	4,600,000	8,087,000	9,295,000	14,200,000	16,897,000	11,019,000
Income from Operations			(1,032,000)	(75,665,000)	(192,850,000)	(42,065,000)
Other Income expense	165,000	755,000	2,135,000	159,000	(1,871,000)	(2,847,000)
Loss from Continuing Operations Before Provision for Income Taxes	(1,567,000)	(65,585,000)	(499,000)	(77,801,000)	(195,634,000)	(41,180,000)
Corporate & Other
Total Revenues	0	0	0	0	0	0
Cost of Goods Sold	0	0	0	0	0	0
Selling, General & Administrative Expenses	4,907,000	7,847,000	7,891,000	16,153,000	25,634,000	27,111,000
(Gain) Loss on Disposal of Assets	(1,739,000)	(1,000)	(1,739,000)	(199,000)	(879,000)	(3,189,000)
Impairment Expense	0	55,726,000	0	55,726,000	163,698,000	0
Interest Income (Expense)	(235,000)	(427,000)	(1,211,000)	(2,028,000)	(4,003,000)	(1,506,000)
Gain on Settlement of Liabilities	0	0	0	0
Gain on Extinguishment of Debt			3,026,000	542,000	542,000	(6,161,000)
Gross Profit	0	0	0	0	0	0
Unrealized Gain on Investments	0	963,000	0	963,000	210,000	5,337,000
Realized Loss on Investments			(61,000)	0
Total Other Income, Net	29,000	725,000	2,018,000	205,000	(2,661,000)	(2,958,000)
Loss from Continuing Operations Before Provision for Income Taxes	(3,139,000)	(62,847,000)	(4,134,000)	(71,475,000)	(191,114,000)	(26,880,000)
Total Assets (Liabilities)	15,573,000	129,166,000	15,573,000	129,166,000	17,448,000	222,543,000
Gross Profit	0	0	0	0	0	0
Income from Operations	(3,168,000)	(63,572,000)	(6,152,000)	(71,680,000)	(188,453,000)	(23,922,000)
Other Income expense	264,000	189,000	264,000	728,000	590,000	(628,000)
Loss from Continuing Operations Before Provision for Income Taxes	(3,139,000)	(62,847,000)	(4,134,000)	(71,475,000)	(191,114,000)	(26,880,000)
Cannabis Retail
Total Revenues	8,415,000	11,140,000	16,885,000	23,653,000	39,937,000	24,540,000
Cannabis Retail | Operating Segments
Cost of Goods Sold	3,963,000	5,430,000	7,768,000	12,311,000	19,586,000	13,706,000
Selling, General & Administrative Expenses	2,852,000	6,427,000	5,310,000	11,452,000	17,513,000	12,327,000
(Gain) Loss on Disposal of Assets	0	542,000	0	542,000	(2,663,000)	0
Impairment Expense	0	0	0	0	0	6,171,000
Interest Income (Expense)	48,000	0	0	0	0	(85,000)
Gain on Settlement of Liabilities	110,000	0	110,000	0
Gain on Extinguishment of Debt			0	0	0	0
Gross Profit	4,452,000	0	9,117,000	11,342,000	20,351,000	10,834,000
Unrealized Gain on Investments	0	0	0	0	0	0
Realized Loss on Investments			0	0
Total Other Income, Net	127,000	(71,000)	(207,000)	(397,000)	210,000	25,000
Loss from Continuing Operations Before Provision for Income Taxes	1,727,000	(1,330,000)	3,600,000	(1,049,000)	5,711,000	(7,639,000)
Total Assets (Liabilities)	18,231,000	51,162,000	18,231,000	51,162,000	18,716,000	54,846,000
Gross Profit	$ 4,452,000	0	$ 9,117,000	$ 11,342,000	20,351,000	10,834,000
Gross Profit %	52.9		54.0	48.0
Income from Operations	$ 1,600,000	(1,259,000)	$ 3,807,000	$ (652,000)	5,501,000	(7,664,000)
Other Income expense	(31,000)	(71,000)	(317,000)	(397,000)	210,000	110,000
Loss from Continuing Operations Before Provision for Income Taxes	1,727,000	(1,330,000)	3,600,000	(1,049,000)	5,711,000	(7,639,000)
Cannabis Cultivation & Distribution
Total Revenues	382,000	4,661,000	1,152,000	10,997,000	12,078,000	17,580,000
Cannabis Cultivation & Distribution | Operating Segments
Cost of Goods Sold	234,000	2,284,000	974,000	8,139,000	15,532,000	17,395,000
Selling, General & Administrative Expenses	312,000	3,886,000	467,000	8,486,000	11,009,000	6,876,000
(Gain) Loss on Disposal of Assets	0	0	0	0	(3,652,000)	56,000
Impairment Expense	0	0	0	0	0	0
Interest Income (Expense)	0	(11,000)	0	(176,000)	(170,000)	(184,000)
Gain on Settlement of Liabilities	0	0	0	0
Gain on Extinguishment of Debt			0	0	0	185,000
Gross Profit	148,000	2,377,000	178,000	2,858,000	(3,454,000)	185,000
Unrealized Gain on Investments	0	0	0	0	0
Realized Loss on Investments			0	0		0
Total Other Income, Net	9,000	101,000	324,000	351,000	580,000	86,000
Loss from Continuing Operations Before Provision for Income Taxes	(155,000)	(1,408,000)	35,000	(5,277,000)	(10,231,000)	(6,661,000)
Total Assets (Liabilities)	4,456,000
Gross Profit	148,000	2,377,000	178,000	2,858,000	(3,454,000)	185,000
Income from Operations	(164,000)	(1,509,000)	(289,000)	(5,628,000)	(10,811,000)	(6,747,000)
Other Income expense	9,000	112,000	324,000	527,000	750,000	85,000
Loss from Continuing Operations Before Provision for Income Taxes	$ (155,000)	$ (1,408,000)	$ 35,000	$ (5,277,000)	(10,231,000)	(6,661,000)
Gross Profit %	38.70%	51.00%	15.50%	26.00%
Total Assets (Liabilities)	$ 4,456,000	$ (73,000)	$ 4,456,000	$ (73,000)	$ 4,344,000	$ (5,565,000)